STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS' EQUITY	STOCKHOLDERS’ EQUITY
Common Stock - Issuances
During the nine months ended September 30, 2024 and September 30, 2023, the Company sold 608,949 and 87,034 shares of common stock in an “at the market offering” (“ATM”) with gross proceeds of $1.7 million and $1.7 million, respectively.
On May 11, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell to the Investor in a private placement (the “Offering”) (i) 41,250 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 413,296 shares of Common Stock, (iii) Series A-1 warrants (the “Series A-1 Warrants”) to purchase up to 454,546 shares of Common Stock and (iv) Series A-2 warrants (the “Series A-2 Warrants”) and together with the Series A-1 Warrants, the “Common Stock Warrants,” and together with the Pre-Funded Warrants, the “Warrants”) to purchase up to 454,546 shares of Common Stock, at a purchase price of (a) $13.20 per Share and accompanying Common Stock Warrants and (b) $13.1992 per Pre-Funded Warrant and accompanying Common Stock Warrants. The aggregate gross proceeds from the Offering were approximately $6.0 million, exclusive of placement agent fees and expenses and other offering expenses. The Offering closed on May 16, 2023.
During the nine months ended September 30, 2024 and September 30, 2023 , the Company issued 340,000 and 73,296 shares of its Common Stock upon the exercise of Pre-Funded Warrants.
Warrants Exercisable for Cash
The Company has five-year (5) warrants outstanding that were issued in February 2020 and subsequently modified in December 2020 in connection with the issuance of additional inducement warrants. The warrants are exercisable at a price per share of $230.00. The inducement warrants expire on June 11, 2026, and are exercisable at a price per share of $236.40. The Company has five-and-one-half-year (5.5) year warrants outstanding that were issued in April 2022, with an exercise price of $67.98 per share. The warrants became exercisable six months following the issuance date and will expire five and one-half years from the issuance date.
The Company’s Series A-1 Warrants are exercisable for a period of five and one-half (5.5) years from the issuance date at an exercise price of $11.20 per share, expiring on November 16, 2028. Series A-2 Warrants expired on November 18, 2024. Each Pre-Funded Warrant was sold in lieu of shares of Common Stock, are exercisable immediately upon issuance, have an exercise price of $0.0008 per share and expire when exercised in full. At September 30, 2024, there were zero Pre- Funded Warrants outstanding.
In connection with the above mentioned Offering, the Company issued warrants to representatives to purchase up to 31,818 shares of common stock at an exercise price per share of $16.50 and a term of five and one-half (5.5) years.
As of September 30, 2024 and 2023, approximately 1,015,385 and 1,355,600 warrants remain outstanding (0 and 340,000 are Pre-Funded Warrants), respectively.
The terms of the outstanding warrants require the Company, upon the consummation of any fundamental transaction to, among other obligations, cause any successor entity resulting from the fundamental transaction to assume the Company’s obligations under the warrants and the associated transaction documents. In addition, holders of warrants are entitled to participate in any fundamental transaction on an as-converted or as-exercised basis, which could result in the holders of the Company’s common stock receiving a lesser portion of the consideration from a fundamental transaction. In addition, certain of our outstanding warrants provide that, in the event of a fundamental transaction that is approved by our board of directors, the holders of such warrants have the option to require us to pay to such holders an amount of cash equal to the Black-Scholes value of the warrants. Such amount could be significantly more than the warrant holders would otherwise receive if they were to exercise their warrants and receive the same consideration as the other holders of common stock, which in turn could reduce the consideration that holders of common stock would be concurrently entitled to receive in such fundamental transaction. The terms of the warrants could also impede the Company’s ability to enter into certain transactions or obtain additional financing in the future.
STOCKHOLDERS’ EQUITY
Common Stock Issuances
On February 5, 2021, the Company entered into an At the Market Offering Agreement (“ATM”) with Ladenburg Thalmann & Co. Inc. Under this agreement the Company is able to issue and sell, from time to time, shares of its common stock. On February 5, 2021 and July 2, 2021, the Company filed prospectus supplements with the SEC to register the offering and sale of Common Stock having an aggregate offering price of up to $6.3 million and $25.0 million, respectively. During the twelve months ended December 31, 2023, the Company sold 87,034 shares of common stock under the At the Market Offering Agreement with gross proceeds of $1.7 million.
On May 11, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell to the Investor in a private placement (the “Offering”) (i) 41,250 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 413,296 shares of Common Stock, (iii) Series A-1 warrants (the “Series A-1 Warrants”) to purchase up to 454,546 shares of Common Stock and (iv) Series A-2 warrants (the “Series A-2 Warrants”) and together with the Series A-1 Warrants, the “Common Stock Warrants,” and together with the Pre-Funded Warrants, the “Warrants”) to purchase up to 454,546 shares of Common Stock, at a purchase price of (a) $13.2 per Share and accompanying Common Stock Warrants and (b) $13.1992 per Pre-Funded Warrant and accompanying Common Stock Warrants. The aggregate gross proceeds from the Offering were approximately $6.0 million, exclusive of placement agent fees and expenses and other offering expenses. The Offering closed on May 16, 2023.
During the twelve months ended December 31, 2023, the Company issued 73,296 shares of its Common Stock upon the exercise of Pre-Funded Warrants.
On January 12, 2022, the Company issued 5,000 shares of the Company’s common stock, valued at $0.5 million to purchase in-process research and development technology SP-3164.
On April 22, 2022, the Company entered into a securities purchase agreement with certain institutional and accredited investors for the sale by the Company of approximately 46,697 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $50 per share. Concurrently, the Company also sold unregistered warrants exercisable for an aggregate of approximately 35,023 shares of Common Stock, which represents 75% of the shares of Common Stock sold, with an exercise price of $ 67.98 per share. The transaction closed on April 26, 2022 with gross proceeds of $2.3 million before deducting certain fees due to the placement agent and other estimated transaction expenses.
Warrants Exercised for Cash
The Company has five-year warrants outstanding that were issued in February 2020 and subsequently modified in December 2020 in connection with the issuance of additional inducement warrants. The warrants are exercisable at a price per share of $230. The inducement warrants expire on June 11, 2026, and are exercisable at a price per share of $236.40. The Company has 35,023 warrants outstanding that were issued in April 2022, with an exercise price of $67.98 per share. The warrants were exercisable six months following the issuance date and will expire five and one-half years from the issuance date. During the twelve months ended December 31, 2023 and 2022, no warrants were exercised.
In May 2023, the Company issued Series A-1 Warrants that are exercisable for a period of five and one-half (5.5) years from the issuance date at an exercise price of $11.20 per share. Series A-2 Warrants are exercisable for a period of eighteen (18) months from the issuance date at an exercise price of $11.20 per share. Each Pre-Funded Warrant was sold in lieu of shares of Common Stock, are exercisable immediately upon issuance, have an exercise price of $0.0001 per share and expire when exercised in full. During the twelve months ended December 31, 2023, no Series A-1 or A-2 warrants were exercised.
In connection with the above mentioned Offering, the Company issued warrants to its exclusive placement agency H.C Wainwright & Co., LLC to purchase up to 31,818 shares of common stock at an exercise price per share of $16.50 and a term of five and one-half (5.5) years. During the twelve months ended December 31, 2023, no warrants were exercised.
As of December 31, 2023 and 2022, approximately 1,355,598 (340,000 are Pre-Funded Warrants) and 74,689 warrants remain outstanding, respectively.
The terms of the outstanding warrants require the Company, upon the consummation of any fundamental transaction to, among other obligations, cause any successor entity resulting from the fundamental transaction to assume the Company’s obligations under the warrants and the associated transaction documents. In addition, holders of warrants are entitled to participate in any fundamental transaction on an as-converted or as-exercised basis, which could result in the holders of the Company’s common stock receiving a lesser portion of the consideration from a fundamental transaction. The terms of the warrants could also impede the Company’s ability to enter into certain transactions or obtain additional financing in the future.